General information (Tables)	12 Months Ended
Dec. 31, 2023
General information
Schedule of relevant exchange rates

	Average rates			Year end rates
	2023	2022	2021	2023	2022	2021
USD/£	1.24	1.24	1.38	1.27	1.20	1.35
Euro/£	1.15	1.17	1.16	1.15	1.13	1.19
CNY/£	8.81	8.31	8.86	9.06	8.31	8.56

Schedule of areas with impact from climate change

Financial Statement area	Relevant climate-related risks	Relevant ESG targets	Relevant Note for further information
Property, plant and equipment	- Damage and disruption caused by extreme weather events - Carbon pricing regulations	- Carbon reduction - Water neutrality at our manufacturing sites	Note 12 ‘Property, plant and equipment’
Goodwill and intangible brands
-
Damage and disruption caused by extreme weather events
-
Reduced availability and increased price volatility of raw materials due to climate change
-
Carbon pricing regulations
-
Loss of attractiveness due to consumers’ increasing expectations
		- Carbon reduction - Recycle-ready packaging - Sustainably sourced and deforestation-free ingredients and packaging - Reduced use of virgin petroleum-based plastic	Note 14 ‘Intangible assets’
Inventory	- Reduced availability and increased price volatility of raw materials due to climate change - Carbon pricing regulations	- Recycle-ready packaging - Sustainably sourced and deforestation-free ingredients and packaging - Reduced use of virgin petroleum-based plastic	Note 15 ‘Inventories’
Going concern and viability	- Damage and disruption caused by extreme weather events